Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
December 31, 2021

Dates Covered
Collections Period	12/01/21 - 12/31/21
Interest Accrual Period	12/15/21 - 01/17/22
30/360 Days	30
Actual/360 Days	34
Distribution Date	01/18/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/21	244,306,927.47	18,094
Yield Supplement Overcollateralization Amount 11/30/21	8,239,398.67	0
Receivables Balance 11/30/21	252,546,326.14	18,094
Principal Payments	13,300,537.71	401
Defaulted Receivables	121,793.29	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/21	7,565,588.11	0
Pool Balance at 12/31/21	231,558,407.03	17,687

Pool Statistics	$ Amount	# of Accounts
Pool Factor	21.53%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,526,986.78	139
Past Due 61-90 days	603,684.21	37
Past Due 91-120 days	121,808.37	8
Past Due 121+ days	0.00	0
Total	3,252,479.36	184

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.36%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	185,503.14
Aggregate Net Losses/(Gains) - December 2021	(63,709.85)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.30%
Prior Net Losses/(Gains) Ratio	-0.07%
Second Prior Net Losses/(Gains) Ratio	-0.01%
Third Prior Net Losses/(Gains) Ratio	0.01%
Four Month Average	-0.09%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	6.51%
Weighted Average Remaining Term	32.45

Flow of Funds	$ Amount
Collections	14,311,149.19
Investment Earnings on Cash Accounts	68.54
Servicing Fee	(210,455.27)
Transfer to Collection Account	-
Available Funds	14,100,762.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	499,844.65
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	7,557,179.46
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	719,765.04

Total Distributions of Available Funds	14,100,762.46

Servicing Fee	210,455.27
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 12/15/21	239,115,586.49
Principal Paid	12,748,520.44
Note Balance @ 01/18/22	226,367,066.05

Class A-1
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-2
Note Balance @ 12/15/21	0.00
Principal Paid	0.00
Note Balance @ 01/18/22	0.00
Note Factor @ 01/18/22	0.0000000%

Class A-3
Note Balance @ 12/15/21	109,445,586.49
Principal Paid	12,748,520.44
Note Balance @ 01/18/22	96,697,066.05
Note Factor @ 01/18/22	27.8665896%

Class A-4
Note Balance @ 12/15/21	82,950,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	82,950,000.00
Note Factor @ 01/18/22	100.0000000%

Class B
Note Balance @ 12/15/21	31,150,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	31,150,000.00
Note Factor @ 01/18/22	100.0000000%

Class C
Note Balance @ 12/15/21	15,570,000.00
Principal Paid	0.00
Note Balance @ 01/18/22	15,570,000.00
Note Factor @ 01/18/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	632,476.98
Total Principal Paid	12,748,520.44
Total Paid	13,380,997.42

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	277,262.15
Principal Paid	12,748,520.44
Total Paid to A-3 Holders	13,025,782.59

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6106935
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.3094426
Total Distribution Amount	12.9201361

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7990264
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.7392520
Total A-3 Distribution Amount	37.5382784

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	592.79
Noteholders' Principal Distributable Amount	407.21

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/21	2,595,670.49
Investment Earnings	57.58
Investment Earnings Paid	(57.58)
Deposit/(Withdrawal)	-
Balance as of 01/18/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,259,870.87	$1,147,351.86	$1,126,805.62
Number of Extensions	69	65	59
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.43%	0.40%